Other Income, Net (Tables)	12 Months Ended
Mar. 31, 2019
Expense By Nature [Abstract]
Summary of Other Income

Other income consists of the following:

(Dollars in millions)
	Year ended March 31,
	2021	2020	2019
Interest income on financial assets carried at amortized cost	161	181	201
Interest income on financial assets fair valued through other comprehensive income	55	46	92
Dividend income on investments carried at fair value through profit or loss	1	—	—
Gain / (loss) on investments carried at fair value through profit or loss	10	26	24
Gain / (loss) on investments carried at fair value through other comprehensive income	11	6	—
Interest income on income tax refund	1	37	7
Exchange gains / (losses) on forward and options contracts	75	(66)	27
Exchange gains / (losses) on translation of other assets and liabilities	(47)	139	18
Others	30	26	42
	297	395	411